DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Details Of Derivative Financial Instruments [text block]
	Thousands of U.S. dollars
	2018		2019
	Assets	Liabilities	Assets	Liabilities
Cross currency swaps - net investment hedges	11,313	-	5,382	(2,289)
Cross currency swaps - that do not meet the criteria for hedge accounting	-	(682)	-	(167)
Total	11,313	(682)	5,382	(2,456)

Non-current portion	11,313	(682)	5,382	(2,289)
Current portion	-	-	-	(167)

Disclosure of detailed information about hedges [text block]
2019
Cross Currency Swaps - that do not qualify for hedge accounting
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset	Fair value liability	Fair value asset/(liability)	Other comprehensive income	Change inOCI	Statements of operations - Finance cost
							D/(C)	D/(C)	D/(C)	D/(C)
ABC Brasil S.A.	Aug-20	USD	BRL	12,232	8,740	(8,907)	(167)	-	-	-
					8,740	(8,907)	(167)	-	-	-

Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset	Fair value liability	Fair value asset/(liability)	Other comprehensive income	Change inOCI	Statements of operations - Finance cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Nomura International	Aug-22	EUR	USD	34,109	447	-	447	(714)	457	-
Goldman Sachs	Aug-22	MXN	USD	1,065,060	6,696	(6,543)	153	4,014	(7,108)	-
Goldman Sachs	Aug-22	PEN	USD	194,460	2,689	(4,898)	(2,209)	5,124	(2,710)	-
Goldman Sachs	Aug-22	BRL	USD	754,440	4,782	-	4,782	812	(812)	-
Santander	Jan-20	USD	EUR	20,000	-	-	-	1,742	-	-
Santander	Jan-20	USD	MXN	11,111	-	-	-	(2,113)	-	-
Goldman Sachs	Jan-20	USD	EUR	48,000	-	-	-	3,587	-	-
Goldman Sachs	Jan-20	USD	MXN	40,000	-	-	-	(7,600)	-	-
Nomura International	Jan-20	USD	MXN	23,889	-	-	-	(4,357)	-	-
Nomura International	Jan-20	USD	EUR	22,000	-	-	-	1,620	-	-
Goldman Sachs	Jan-18	USD	PEN	13,800	-	-	-	22	-	-
Goldman Sachs	Jan-18	USD	COP	7,200	-	-	-	(80)	-	-
BBVA	Jan-18	USD	PEN	55,200	-	-	-	71	-	-
BBVA	Jan-18	USD	COP	28,800	-	-	-	(359)	-	-
Morgan Stanley	Aug-22	USD	BRL	308,584	135	(148)	(13)	99	(99)	(3,545)
Morgan Stanley	Aug-22	USD	PEN	66,000	13	(80)	(67)	74	(74)	(1,815)
					14,762	(11,669)	3,093	1,942	(10,346)	(5,360)
Total					23,502	(20,576)	2,926	1,942	(10,346)	(5,360)

Derivative financial instrument-asset							5,382
Derivative financial instrument-liability							(2,456)

2018

Interest Rate Swap
Bank	Maturity	Notionalcurrency	Index	Notional in contract currency (thousands)	Fair value assets	Fair value liability	Othercomprehensiveincome, net oftaxes	Change inOCI, net of taxes	Statements of operations - Finance cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Itau	Dec-18	BRL	BRL CDI	135,000	-	-	-	-	972
					-	-	-	-	972

Cross Currency Swaps - that do not qualify for hedge accounting
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value assets	Fair value liability	Other comprehensive income	Change in OCI, net of taxes	Statements of operations - Finance cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Goldman Sachs	Aug-22	BRL	USD	754,440	6,020	-	-	-	(4,302)
					6,020	-	-	-	(4,302)

Cross-currency swap- Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value assets	Fair value liability	Other comprehensive income	Change inOCI	Income statement - Finance Cost
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Nomura International	22-Aug	EUR	USD	34,109	189	-	(257)	640	-
Goldman Sachs	22-Aug	MXN	USD	1,065,060	6,025	(922)	(3,094)	(4,163)	-
Goldman Sachs	22-Aug	PEN	USD	194,460	-	(682)	2,413	2,333	-
Santander	20-Jan	USD	EUR	20,000	-	-	1,742	-	-
Santander	20-Jan	USD	MXN	11,111	-	-	(2,113)	-	-
Goldman Sachs	20-Jan	USD	EUR	48,000	-	-	3,587	-	-
Goldman Sachs	20-Jan	USD	MXN	40,000	-	-	(7,600)	-	-
Nomura International	20-Jan	USD	MXN	23,889	-	-	(4,357)	-	-
Nomura International	20-Jan	USD	EUR	22,000	-	-	1,620	-	-
Goldman Sachs	18-Jan	USD	PEN	13,800	-	-	22	-	-
Goldman Sachs	18-Jan	USD	COP	7,200	-	-	(80)	-	-
BBVA	18-Jan	USD	PEN	55,200	-	-	71	-	-
BBVA	18-Jan	USD	COP	28,800	-	-	(359)	-	-
					6,214	(1,604)	(8,405)	(1,190)	-
Total					12,234	(1,604)	(8,405)	(1,190)	(3,330)

Derivative financial instrument-asset					11,313
Derivative financial instrument-liability					(682)

2017

Interest Rate Swap
Bank	Maturity	Notionalcurrency	Index	Notional in contract currency (thousands)	Fair value liability	Other comprehensive income, net of taxes	Change inOCI, net of taxes	Statements of operations - Finance cost	Statements of operations - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Itau	Dec-18	BRL	BRL CDI	135,000	(1,212)	-	(781)	954	-
					(1,212)	-	(781)	954	-

Cross Currency Swaps - that do not qualify for hedge accounting
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset	Other comprehensive income	Change inOCI, net of taxes	Statements of operations - Finance cost	Statements of operations - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
ABC Brasil S.A.	Nov-17	USD	BRL	12,232	-	-	-	(1,863)	-

Goldman Sachs	Aug-22	BRL	USD	754,440	748	-	-	-	(748)
					748	-	-	(1,863)	(748)

Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset/(liability)	Other comprehensive income	Change inOCI	Income statement - Finance Cost	Income statement - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Nomura International	22-Aug	EUR	USD	34,109	(382)	382	(382)	-	-
Goldman Sachs	22-Aug	MXN	USD	1,065,060	7,256	(7,256)	7,256	-	-
Goldman Sachs	22-Aug	PEN	USD	194,460	(4,758)	4,758	(4,758)	-	-
Santander	20-Jan	USD	EUR	20,000	-	1,742	(2,522)	-	88
Santander	20-Jan	USD	MXN	11,111	-	(2,113)	(2,411)	-	21
Goldman Sachs	20-Jan	USD	EUR	48,000	-	3,587	(5,452)	-	217
Goldman Sachs	20-Jan	USD	MXN	40,000	-	(7,600)	(8,671)	-	(47)
Nomura International	20-Jan	USD	MXN	23,889	-	(4,357)	(5,358)	-	105
Nomura International	20-Jan	USD	EUR	22,000	-	1,620	(2,476)	-	99
Goldman Sachs	18-Jan	USD	PEN	13,800	84	19	(59)	-	6
BBVA	18-Jan	USD	PEN	55,200	-	71	(229)	-	23
Goldman Sachs	18-Jan	USD	COP	7,200	89	(88)	(19)	-	(1)
BBVA	18-Jan	USD	COP	28,800	-	(359)	(65)	-	7
					2,289	(9,594)	(25,146)	-	518
Total					1,825	(9,594)	(25,927)	(909)	(230)

Derivative financial instrument-asset					8,177
Derivative financial instrument-liability					(6,352)